Risk Management (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ 18,958,671	R$ 17,723,836	R$ 17,258,624	R$ 13,244,709
Trade payables and contractors	430,946	236,763
Services payable	723,242	469,027
Program contract commitments	112,385	122,647
Public-Private Partnership - PPP	2,959,181	3,060,185
Fair Values [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	19,260,133	17,947,954
Trade payables and contractors	430,946	236,763
Services payable	723,242	469,027
Program contract commitments	112,385	122,647
Public-Private Partnership - PPP	R$ 2,959,181	R$ 3,060,185